SRA Companies, Inc. Balance Sheets SRA Companies, Inc. Balance Sheets [Parenthetical] - $ / shares	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Preferred stock, shares authorized (shares)			352,820
Common stock, shares authorized (in shares)			1,147,180
SRA Companies, Inc.
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	352,820	352,820	352,820
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,147,180	1,147,180	1,147,180
Common stock, shares issued (in shares)	516,790	516,662	514,268
Common stock, shares outstanding (in shares)	516,790	516,662	514,268